Material Partly-Owned Subsidiaries - Summary of Cash Flow Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Operating	₽ 73,538	₽ 37,949	₽ 57,658
Investing	(5,452)	84,383	(5,921)
Financing	(49,191)	(126,104)	(48,357)
(Decrease) increase in cash and cash equivalents, net	18,639	(3,805)	2,487
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating	12,070	8,718	12,043
Investing	24,147	8,118	(950)
Financing	(36,255)	(16,903)	(10,945)
(Decrease) increase in cash and cash equivalents, net	(38)	(67)	148
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Operating	801	1,465	243
Investing	(38)	(749)	(58)
Financing	(179)	(696)	(245)
(Decrease) increase in cash and cash equivalents, net	584	20	(60)
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Operating	4,970	(1,446)	10,898
Investing	38,196	(30,413)	(3,522)
Financing	(38,457)	31,413	(7,108)
(Decrease) increase in cash and cash equivalents, net	4,709	(446)	268
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Operating	1,341	1,441	(2,482)
Investing	(204)	(1,407)	2,685
Financing	(351)	(344)	505
(Decrease) increase in cash and cash equivalents, net	786	(310)	708
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Operating	963	6,647	2,867
Investing	(711)	(6,409)	(2,627)
Financing	(252)	(238)	(240)
(Decrease) increase in cash and cash equivalents, net	0	0	0
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Operating	1,869	3,538	1,375
Investing	(1,523)	(3,497)	(912)
Financing	(312)	(235)	(199)
(Decrease) increase in cash and cash equivalents, net	34	(194)	264
Izhstal [member]
Disclosure of subsidiaries [line items]
Operating	(1,544)	1,531	2,839
Investing	(135)	(72)	(72)
Financing	1,713	(1,487)	(2,741)
(Decrease) increase in cash and cash equivalents, net	₽ 34	₽ (28)	₽ 26